Cover	Sep. 29, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2021
Entity File Number	001-39092
Entity Registrant Name	SHAPEWAYS HOLDINGS, INC.
Entity Central Index Key	0001784851
Entity Tax Identification Number	87-2876494
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30-02 48th Avenue
Entity Address, City or Town	Long Island City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11101
City Area Code	646
Local Phone Number	979-9885
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Galileo Acquisition Corp.
Common Stock par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock par value $0.0001 per share
Trading Symbol	SHPW
Security Exchange Name	NYSE
Warrants, each warrant exercisable for one share of Common Stock for $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	SHPW WS
Security Exchange Name	NYSE
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	1049 Park Ave. 14A
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10028